Commitments and Contingencies - Summary of Future Minimum Lease Payments Due Under Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 387
2018		$ 1,043
2019	823	541
2020	796	515
2021	441	172
2022	263
Thereafter	263
Future minimum lease payments due	$ 2,973	$ 2,271